WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Change in fair value of warrant liability, amount	$ (872)	$ (914)	$ (6,868)	$ 388
Warrants outstanding, shares at ending	323,686	323,686	323,686	323,686
Warrants outstanding, fair value at ending	$ 1,038	$ 1,952	$ 1,564	$ 1,564
Change in fair value of warrant liability, shares
Warrants outstanding, shares at ending	323,686	323,686		323,686
Warrants outstanding, fair value at ending	$ 166	$ 1,038		$ 1,952
Class B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount			$ 3,537
Class C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount			$ 4,663
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 47.50
Fair value of warrants shares			7,896
Fair value of warrants amount			$ 232